Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Global Opportunities Portfolio
Entity Central Index Key	0001475712
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000082717
Shareholder Report [Line Items]
Fund Name	Global Opportunities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Strategic Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Opportunities Portfolio	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. 3-Month Treasury Bill Index (the Index):

↑ Out-of-Index exposures to emerging markets debt contributed to Fund performance relative to the Index during the period

↑ Out-of-Index exposures to collateralized loan obligations contributed to Fund performance versus the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities contributed to Fund returns relative to the Index during the period

↑ Duration positioning – in which the portfolio maintained a longer duration than the benchmark – contributed to Fund performance relative to the Index

↓ The Fund’s out-of-Index exposures to foreign currencies detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Opportunities Portfolio	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
10/16	$10,004	$10,507	$10,003
10/17	$10,674	$10,692	$10,011
10/18	$10,967	$10,484	$10,029
10/19	$11,319	$11,674	$10,048
10/20	$12,170	$12,370	$10,049
10/21	$12,600	$12,429	$10,049
10/22	$12,225	$10,467	$10,064
10/23	$12,585	$10,592	$10,109
10/24	$14,047	$11,778	$10,148
10/25	$15,514	$12,544	$12,333

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Opportunities Portfolio	10.44%	4.97%	4.49%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 9,466,055,294
Holdings Count | Holding	1,488
Advisory Fees Paid, Amount	$ 34,854,208
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,466,055,294
# of Portfolio Holdings (including derivatives)	1,488
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$34,854,208

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Government National Mortgage Association Participation Agreements	1.4%
Insurance Linked Securities	1.7%
Convertible Bonds	2.1%
Short-Term Investments	3.9%
Commercial Mortgage-Backed Securities	4.7%
Foreign Corporate Bonds	6.0%
Asset-Backed Securities	8.1%
Sovereign Government Bonds	9.6%
U.S. Government Agency Mortgage-Backed Securities	24.1%
Collateralized Mortgage Obligations	35.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122